Financial assets available for sale	12 Months Ended
Dec. 31, 2018
Financial assets available for sale [Abstract]
Financial assets available for sale

25. Financial assets available for sale

a)     Available for sale

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	101,822,760	1,881,077	(422,079)	103,281,758
Corporate debt securities	40,875,928	836,715	(1,734,013)	39,978,630
Bank debt securities	1,251,066	169,142	(236,355)	1,183,853
Brazilian sovereign bonds	719,494	27,326	(18,693)	728,127
Foreign governments securities	3,210,554	175	(8,182)	3,202,547
Marketable equity securities and other stocks	11,302,834	620,896	(885,923)	11,037,807
Balance on December 31, 2017	159,182,636	3,535,331	(3,305,245)	159,412,722

b)    Maturity

	R$ thousand
	On December 31, 2017
	Amortized cost	Fair value
Due within one year	31,635,369	31,167,067
From 1 to 5 years	83,579,399	83,816,085
From 5 to 10 years	16,004,079	16,363,350
Over 10 years	16,660,955	17,028,413
No stated maturity	11,302,834	11,037,807
Total	159,182,636	159,412,722

Financial instruments pledged as collateral and classified as available for sale, totaled R$59,482,796 thousand in 2017, as disclosed in Note 30 "Financial Assets Pledged as Collateral".

In 2017, the Organization maintained a total of R$4,391,259 thousand financial assets available for sale pledged as collateral for liabilities.

In 2017 there was impairment in financial assets available for sale in the amount of R$1,729,039 thousand.